Trade and other payables - Summary of Trade and Other Payables, Amounts Falling Due within One Year (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and other current payables [abstract]
Trade payables	£ 11,182.3	£ 10,596.9
Deferred income	1,599.0	1,334.0
Payments due to vendors (earnout agreements)	62.0	85.6
Liabilities in respect of put option agreements with vendors	18.8	58.4
Fair value of derivatives	58.0	6.4
Share repurchases - close period commitments	0.0	211.7	£ 0.0
Other creditors and accruals	2,914.8	2,959.3
Total	£ 15,834.9	£ 15,252.3